Information by operating segment (Details 3) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	$ 31,250	$ 30,149
Non-current assets	155,941	144,199
Investments	1,566	1,510
Property, plant and equipment	130,169	125,330	$ 124,201
Total Assets	187,191	174,348
Operating segments [member]
IfrsStatementLineItems [Line Items]
Current assets	31,250	30,149
Non-current assets	155,941	144,199
Long-term receivables	21,220	14,334
Investments	1,566	1,510
Property, plant and equipment	130,169	125,330
Operating assets	115,331	108,408
Under construction	14,838	16,922
Intangible assets	2,986	3,025
Total Assets	187,191	174,348
Operating segments [member] | Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Current assets	5,224	3,770
Non-current assets	111,110	105,705
Long-term receivables	6,351	3,635
Investments	379	393
Property, plant and equipment	101,875	99,033
Operating assets	92,087	87,210
Under construction	9,788	11,823
Intangible assets	2,505	2,644
Total Assets	116,334	109,475
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Current assets	12,035	9,632
Non-current assets	22,396	20,974
Long-term receivables	1,811	1,489
Investments	977	970
Property, plant and equipment	19,496	18,419
Operating assets	16,851	16,086
Under construction	2,645	2,333
Intangible assets	112	96
Total Assets	34,431	30,606
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Current assets	391	1,256
Non-current assets	7,193	6,524
Long-term receivables	94	95
Investments	173	119
Property, plant and equipment	6,851	6,241
Operating assets	4,808	3,739
Under construction	2,043	2,502
Intangible assets	75	69
Total Assets	7,584	7,780
Operating segments [member] | Corporates And Other [Member]
IfrsStatementLineItems [Line Items]
Current assets	18,864	19,922
Non-current assets	15,242	10,996
Long-term receivables	12,964	9,115
Investments	37	28
Property, plant and equipment	1,947	1,637
Operating assets	1,585	1,373
Under construction	362	264
Intangible assets	294	216
Total Assets	34,106	30,918
Operating segments [member] | Eliminations 1 [Member]
IfrsStatementLineItems [Line Items]
Current assets	(5,264)	(4,431)
Non-current assets
Long-term receivables
Investments
Property, plant and equipment
Operating assets
Under construction
Intangible assets
Total Assets	$ (5,264)	$ (4,431)